SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Preference shares, authorized	5,000,000		5,000,000
Preference shares, authorized	$ 0.0001		$ 0.0001
Preferred stock issued	0		0
Preferred stock shares, outstanding	0		0
Common stock, voting rights	one
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
ffective from within business days of initial business combination	60 days
rior written notice for redemption of warrants, term	30 days
Effective issue price	$ 9.20
Issuance of equity linked securities, percentage of equity proceeds	6000.00%
Trading days	20 days
Initial business combination, market price per share	$ 9.20
Percentage of market value, warrants to be adjusted	115.00%
Redemption trigger price per share	$ 18.00
Redemption trigger price, percentage of market value and newly issued shares	180.00%
Old Glory Holding Co [Member]
Common stock, par value	$ 0.0001
Common Stock [Member] | Old Glory Holding Co [Member]
Common stock, shares authorized	100,000,000
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Private Placement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000
Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
IPO [Member] | Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	14,075,000
IPO [Member] | Public Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,625,000
IPO [Member] | Private Placement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
IPO [Member] | Public Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,625,000
IPO [Member] | Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,450,000
Common Class A [Member]
Common stock, shares authorized	500,000,000		500,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares issued	0		0
Common stock, shares outstanding	0		0
Temporary equity, shares outstanding	17,250,000		0
Percentage of common stock outstanding after conversion	25.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Common Class A [Member] | Old Glory Holding Co [Member]
Common stock, shares authorized	25,000,000		25,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares issued	21,674,662		21,228,923
Common Class A [Member] | Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 18.00
Common Class A [Member] | Public Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1
Number of days subject to exercise of warrants	30 days
Warrants and Rights Outstanding, Term	5 years
Common Class A [Member] | IPO [Member]
Common stock, shares issued	17,250,000
Common stock, shares outstanding	17,250,000
Temporary equity, shares outstanding	17,250,000
Temporary equity, shares outstanding	17,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Common Class B [Member]
Common stock, shares authorized	50,000,000		50,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, voting rights	Holders of Class B ordinary shares are entitled to one vote for each share.
Common stock, shares issued	5,750,000		5,750,000
Common stock, shares outstanding	5,750,000		5,750,000
Common Class B [Member] | Old Glory Holding Co [Member]
Common stock, shares authorized	75,000,000		75,000,000
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares issued	22,268,066		20,457,355
Common Class B [Member] | IPO [Member]
Common stock, shares issued	5,750,000		5,750,000
Common stock, shares outstanding	5,750,000		5,750,000